Other Assets, net - Additional Information (Detail) $ in Millions		6 Months Ended
	Apr. 01, 2021 Entity Physician	Jun. 30, 2021 USD ($) Equity
Other Assets [Abstract]
Incentive expenses | $		$ 3.6
Number of Direct Contracting Entities | Entity	5
Number Of Physician Group Partners | Physician	7
Number of equity method investments for VIEs | Equity		7